Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

     This  supplement  amends the  Prospectus of each of the  Oppenheimer  Funds referenced  above as  described  below and is in addition  to any  existing supplements of the Funds.

     1.  The  section  of  each  Prospectus,  with  the  exceptions  of  Capital
     Preservation  Fund and Senior  Floating Rate Fund,  entitled "At What Price
     Are Shares Sold? - Net Asset Value." is amended by replacing the second and third paragraphs with the following:

     The net asset value per share for a class of shares on a "regular  business day"  is  determined  by  dividing  the  value  of the  Fund's  net  assets attributable  to  that  class  by  the  number  of  shares  of  that  class outstanding on that day. To determine net asset values, the Fund assets are valued  primarily  on the basis of  current  market  quotations.  If market quotations  are not readily  available  or do not  accurately  reflect fair value for a security (in the Manager's  judgment) or if a security's  value has been  materially  affected by events  occurring  after the close of the exchange  or market on which  the  security  is  principally  traded,  that
     security   may  be   valued   by   another   method   that  the   Board  of
     Directors/Trustees believes accurately reflects the fair value.

     The Board has adopted  valuation  procedures for the Fund and has delegated
     the  day-to-day   responsibility  for  fair  value  determinations  to  the
     Manager's Valuation Committee. Fair value determinations by the Manager are subject  to  review,  approval  and  ratification  by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether  current  market prices are readily  available  and  reliable,  the
     Manager  monitors the information it receives in the ordinary course of its investment  management  responsibilities  for  significant  events  that it believes in good faith will affect the market  prices of the  securities of issuers  held by the Fund.  Those may  include  events  affecting  specific issuers (for example,  a halt in trading of the  securities of an issuer on an exchange during the trading day) or events affecting  securities markets
     (for example, a foreign securities market closes early because of a natural disaster).

     If, after the close of the principal market on which a security held by the
     Fund is traded and before the time as of which the Fund's net asset  values are calculated that day, a significant event occurs that the Manager learns of and  believes  in the  exercise  of its  judgment  will cause a material change in the value of that security from the closing price of the security on the  principal  market on which it is traded,  the Manager  will use its best judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility that occurs in U.S.  markets on a trading day after the close of
     foreign  securities  markets.   The  Manager's  fair  valuation  procedures
     therefore  include a procedure  whereby  foreign  securities  prices may be
     "fair valued" to take those factors into account.

     2. The section of the Capital  Preservation  Fund  Prospectus  entitled "At
     What Price Are Shares Sold? - Net Asset Value." is amended by replacing the second paragraph with the following:

     The net asset value per share for a class of shares on a "regular  business day"  is  determined  by  dividing  the  value  of the  Fund's  net  assets attributable  to  that  class  by  the  number  of  shares  of  that  class outstanding on that day. To determine net asset values, the Fund assets are valued  primarily  on the basis of  current  market  quotations.  If market quotations  are not readily  available  or do not  accurately  reflect fair value for a security (in the Manager's  judgment) or if a security's  value has been  materially  affected by events  occurring  after the close of the exchange  or market on which  the  security  is  principally  traded,  that security  may be  valued by  another  method  that the  Board of  Directors believes accurately reflects the fair value.

     The Board has adopted  valuation  procedures for the Fund and has delegated
     the  day-to-day   responsibility  for  fair  value  determinations  to  the
     Manager's Valuation Committee. Fair value determinations by the Manager are subject  to  review,  approval  and  ratification  by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether  current  market prices are readily  available  and  reliable,  the
     Manager  monitors the information it receives in the ordinary course of its investment  management  responsibilities  for  significant  events  that it believes in good faith will affect the market  prices of the  securities of issuers  held by the Fund.  Those may  include  events  affecting  specific issuers (for example,  a halt in trading of the  securities of an issuer on an exchange during the trading day) or events affecting  securities markets
     (for example, a foreign securities market closes early because of a natural disaster).

     If, after the close of the principal market on which a security held by the
     Fund is traded and before the time as of which the Fund's net asset  values are calculated that day, a significant event occurs that the Manager learns of and  believes  in the  exercise  of its  judgment  will cause a material change in the value of that security from the closing price of the security on the  principal  market on which it is traded,  the Manager  will use its best judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility that occurs in U.S.  markets on a trading day after the close of
     foreign  securities  markets.   The  Manager's  fair  valuation  procedures
     therefore  include a procedure  whereby  foreign  securities  prices may be
     "fair valued" to take those factors into account.

     3. The section of each  Prospectus,  with the  exceptions  of Cash Reserves
     Fund,  Money Market Fund,  Inc.,  Principal  Protected Main Street Fund and
     Principal  Protected Main Street Fund II,  entitled  "Which Class of Shares
     Should  You  Choose?  -  Investing  for the  Shorter  Term" is  amended  by replacing the third paragraph of that section with the following:

     If you invest $1 million or more,  in most cases Class A shares will be the most  advantageous  choice,  no  matter  how long you  intend  to hold your shares.  The  Distributor  normally  will not  accept  purchase  orders  of
     $250,000  or more for  Class B shares  or $1  million  or more for  Class C shares from a single investor.  Effective July 15, 2004, the limit on Class
     B share purchase  orders on behalf of a single investor shall be reduced so that the  Distributor  will not accept  purchase orders of $100,000 or more for  Class B shares  from a single  investor.  Dealers  or other  financial intermediaries  purchasing  shares for their customers in omnibus  accounts are responsible for compliance with those limits.

     4. The section of the Cash Reserves  entitled "Which Class of Shares Should
     You  Choose?" is amended by adding the  following  paragraph  to the end of that section:

     Investing  for the Shorter  Term. If you invest $1 million or more, in most cases Class A shares will be the most  advantageous  choice,  no matter how long you intend to hold your  shares.  The  Distributor  normally  will not accept purchase orders of $250,000 or more for Class B shares or $1 million or more for Class C shares from a single investor. Effective July 15, 2004, the limit on Class B share purchase  orders on behalf of a single  investor shall be reduced so that the Distributor will not accept purchase orders of
     $100,000  or more for Class B shares  from a single  investor.  Dealers  or other  financial  intermediaries  purchasing  shares for their customers in omnibus accounts are responsible for compliance with those limits.

     5. The section of each  Prospectus,  with the exceptions of Bond Fund, Cash
     Reserves,  Convertible Securities Fund, Equity Fund, Inc., Limited Term New
     York Municipal  Fund,  Money Market Fund,  Inc.,  Principal  Protected Main
     Street Fund,  Principal  Protected  Main Street Fund II and Rochester  Fund
     Municipals,  entitled "Which Class of Shares Should You Choose? - Are There
     Differences in Account Features That Matter to You?" is amended by deleting the  second  and  third  sentences  (for  those  Funds  which  have a third sentence)in  the second  paragraph.  Share  certificates  will no longer be issued for Class A shares.

     6. The section of each  Prospectus,  with the  exceptions of Cash Reserves,
     Money  Market  Fund,  Inc.,  Principal  Protected  Main  Street  Fund,  and
     Principal  Protected Main Street Fund II, entitled "How Can You Buy Class A
     Shares?  - Can You Reduce Class A Sales  Charges?" is amended by adding the following to the end of that section:

     To receive the reduced sales charge, at the time you purchase shares of the
     Fund or any other Oppenheimer  fund, you must inform your  broker-dealer or financial  intermediary  of any other  Oppenheimer  funds that you and your spouse own. This includes, for example,  shares of an Oppenheimer fund held in a retirement account, an employee benefit plan, or at a broker-dealer or financial  intermediary  other than the one handling your current purchase.
     For more  complete  information  about ways to reduce  your sales  charges,
     please  visit  the  OppenheimerFunds   website:   www.oppenheimerfunds.com.

     7.  The  section  of each  Prospectus,  with  the  exceptions  of  AMT-Free
     Municipals,   AMT-Free  New  York  Municipals,  Cash  Reserves,  California
     Municipal  Fund,  Limited  Term  California  Municipal  Fund,  Limited Term
     Municipal Fund,  Limited Term New York Municipal  Fund,  Money Market Fund,
     Inc., New Jersey  Municipal Fund,  Pennsylvania  Municipal Fund,  Principal
     Protected  Main  Street  Fund,  Principal  Protected  Main  Street Fund II,
     Rochester  Fund  Municipals,   Rochester  National  Municipals  and  Senior
     Floating  Rate Fund,  entitled  "How Can You Buy Class A Shares?  - Class A
     Contingent  Deferred  Sales  Charge."  is  amended  by  deleting  the first paragraph and replacing it with the following paragraphs:

     There is no initial  sales charge on purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1 million or more,  or on purchases  of Class A shares by certain  retirement  plans  that  satisfied certain  requirements  prior to March 1,  2001  ("grandfathered  retirement accounts").  However,  those  Class A shares  may be  subject  to a Class A contingent  deferred sales charge,  as described  below.  Retirement  plans holding  shares  of  Oppenheimer  funds in an  omnibus  account(s)  for the benefit  of plan  participants  in the  name of a  fiduciary  or  financial intermediary (other than  OppenheimerFunds-sponsored  Single DB Plus plans)
     are not permitted to make initial  purchases of Class A shares subject to a contingent deferred sales charge.

     The  Distributor  pays dealers of record  concessions in an amount equal to
     1.0%  of  purchases  of  $1  million  or  more  other  than   purchases  by
     grandfathered  retirement accounts. For grandfathered  retirement accounts, the  concession is 0.75% of the first $2.5 million of purchases  plus 0.25%
     of purchases in excess of $2.5 million. In either case, the concession will not be paid on  purchases  of shares by  exchange  or that were  previously subject to a front-end sales charge and dealer concession.

     8. For the Senior Floating Rate Fund, the section entitled "How Can You Buy
     Class A Share? - Class A Early  Withdrawal  Charge." is amended by deleting the first paragraph and replacing it the following paragraphs:

     There is no initial  sales charge on purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1 million or more,  or on purchases  of Class A shares by certain  retirement  plans  that  satisfied certain  requirements  prior to March 1,  2001  ("grandfathered  retirement accounts").  However,  those  Class A shares  may be  subject  to a Class A contingent  deferred sales charge,  as described  below.  Retirement  plans holding  shares  of  Oppenheimer  funds in an  omnibus  account(s)  for the benefit  of plan  participants  in the  name of a  fiduciary  or  financial intermediary (other than  OppenheimerFunds-sponsored  Single DB Plus plans)
     are not permitted to make initial  purchases of Class A shares subject to a contingent deferred sales charge.

     The  Distributor  pays dealers of record  concessions in an amount equal to
     1.0%  of  purchases  of  $1  million  or  more  other  than   purchases  by
     grandfathered  retirement accounts. For grandfathered  retirement accounts, the  concession is 0.75% of the first $2.5 million of purchases  plus 0.25%
     of purchases in excess of $2.5 million. In either case, the concession will not be paid on  purchases  of shares by  exchange  or that were  previously subject to a front-end sales charge and dealer concession.

     9. The  first  paragraph  of the  section  entitled  "Who  Can Buy  Class Y
     Shares?" for the following  Prospectuses:  Bond Fund, Capital  Appreciation
     Fund,  Capital  Preservation  Fund,  Discovery Fund,  Emerging Growth Fund,
     Emerging  Technologies  Fund,  Enterprise Fund,  Equity Fund, Inc.,  Global
     Fund, Global Opportunities Fund, Growth Fund, High Yield Fund, Limited Term
     Government  Fund,  Main Street Fund,  Main Street  Opportunity  Fund,  Main
     Street Small Cap Fund,  MidCap Fund, Quest Balanced Fund, Quest Opportunity
     Value Fund,  Quest Value Fund,  Inc.,  Real Asset Fund,  Real Estate  Fund,
     Rochester Fund Municipals,  Select Value Fund,  Strategic Income Fund, U.S.
     Government  Trust,  and Value Fund is amended by deleting  the next to last sentence in that paragraph and substituting the following in its place:

     "They may include insurance  companies,  registered  investment  companies, employee benefit plans and Section 529 plans, among others."

     10. The section of the Prospectuses for Bond Fund,  Limited Term Government
     Fund, Main Street Fund,  Inc.,  Strategic  Income Fund and U.S.  Government
     Trust  entitled  "Who Can Buy Class Y  Shares?"  is  amended  by adding the following paragraph after the final paragraph in that section:

     Investments  By "Funds of Funds." Class Y shares of the Fund are offered as an investment to other  Oppenheimer funds that act as "funds of funds." The
     Fund's Board of  Directors/Trustees  has approved  making the Fund's shares available as an investment to those funds.  Those funds of funds may invest significant portions of their assets in shares of the Fund, as described in their  respective  prospectuses.  Those other  funds,  individually  and/or collectively, may own significant amounts of the Fund's shares from time to time. Those funds of funds typically use asset allocation  strategies under which they may  increase  or reduce the amount of their  investment  in the
     Fund  frequently,  which may occur on a daily basis under  volatile  market conditions.  Depending  on a number of  factors,  such as the flows of cash into and from the Fund as a result of the activity of other  investors  and the Fund's then-current  liquidity,  those purchases and redemptions of the
     Fund's  shares by funds of funds could require the Fund to purchase or sell
     portfolio  securities,   increasing  its  transaction  costs  and  possibly
     reducing its  performance,  if the size of those  purchases and redemptions were significant relative to the size of the Fund. For a further discussion of the possible  effects of frequent  trading in the Fund's shares,  please refer to "Are There Limitations On Exchanges?".

     11. The section of each  Prospectus,  with the  exceptions of the following
     Funds:  AMT-Free  Municipals,  AMT-Free  New  York  Municipals,  California
     Municipal  Fund,  Capital  Preservation  Fund,  Cash Reserves,  High Yield,
     International  Value Fund, Limited Term California  Municipal Fund, Limited
     Term  Municipal  Fund,  Limited Term New York Municipal  Fund,  Main Street
     Opportunity  Fund, Main Street Small Cap Fund, Money Market Fund, Inc., New
     Jersey Municipal Fund,  Pennsylvania  Municipal Fund,  Principal  Protected
     Main Street Fund,  Principal  Protected Main Street Fund II, Rochester Fund
     Municipals,  Rochester  National  Municipals and Senior Floating Rate Fund,
     entitled "Distribution and Service (12b-1) Plans - Distribution and Service
     Plans for Class B, Class C (add "Class M" for  Convertible  Securities Fund
     only) and Class N Shares." is amended by deleting the seventh paragraph and replacing it with the following paragraphs:

     Under certain  circumstances,  the  Distributor  will pay the full Class B,
     Class C or Class N  asset-based  sales  charge and the  service  fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales  concession and the advance of the first year's service  fee at the  time of  purchase,  if there  is a  special  agreement between  the  dealer  and the  Distributor.  In  those  circumstances,  the contingent deferred sales charge will not be paid to the dealer.

     For Class C shares purchased through the OppenheimerFunds  Recordkeeper Pro program,  the Distributor will pay the Class C asset-based  sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The
     Distributor  will use the service  fee it  receives  from the Fund on those shares to reimburse FASCorp for providing  personal services to the Class C accounts holding those shares.

     In addition,  the Manager and the Distributor may make substantial payments to dealers or other  financial  intermediaries  and service  providers  for distribution  and/or  shareholder  servicing  activities,  out of their own resources,  including  the  profits  from the  advisory  fees  the  Manager receives from the Fund. Some of these distribution-related  payments may be made to dealers or financial  intermediaries for marketing,  promotional or related  expenses;  these  payments  are  often  referred  to  as  "revenue sharing."  In some  circumstances,  those types of  payments  may create an incentive for a dealer or financial  intermediary or its representatives to recommend  or offer  shares of the Fund or other  Oppenheimer  funds to its customers.  You should ask your dealer or financial  intermediary  for more details about any such payments it receives.

     12. The section of each Prospectus for Cash Reserves, High Yield Fund, Main
     Street   Opportunity   Fund  and  Main  Street  Small  Cap  Fund   entitled
     "Distributions  and Service (12b-1) Plans - Distribution  and Service Plans
     for  Class B,  Class C and  Class N  Shares."  is  amended  by  adding  the following paragraphs at the end of the section:

     Under certain  circumstances,  the  Distributor  will pay the full Class B,
     Class C or Class N  asset-based  sales  charge and the  service  fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales  concession and the advance of the first year's service  fee at the  time of  purchase,  if there  is a  special  agreement between  the  dealer  and the  Distributor.  In  those  circumstances,  the contingent deferred sales charge will not be paid to the dealer.

     For Class C shares purchased through the OppenheimerFunds  Recordkeeper Pro program,  the Distributor will pay the Class C asset-based  sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The
     Distributor  will use the service  fee it  receives  from the Fund on those shares to reimburse FASCorp for providing  personal services to the Class C accounts holding those shares.

     In addition,  the Manager and the Distributor may make substantial payments to dealers or other  financial  intermediaries  and service  providers  for distribution  and/or  shareholder  servicing  activities,  out of their own resources,  including  the  profits  from the  advisory  fees  the  Manager receives from the Fund. Some of these distribution-related  payments may be made to dealers or financial  intermediaries for marketing,  promotional or related  expenses;  these  payments  are  often  referred  to  as  "revenue sharing."  In some  circumstances,  those types of  payments  may create an incentive for a dealer or financial  intermediary or its representatives to recommend  or offer  shares of the Fund or other  Oppenheimer  funds to its customers.  You should ask your dealer or financial  intermediary  for more details about any such payments it receives.

     13.  The  section  of the  Prospectus  for the  Capital  Preservation  Fund
     entitled  "Distribution and Service (12b-) Plans - Distribution and Service
     Plans for Class B, Class C and Class N Shares." is amended by deleting  the last  paragraph  of  the  section  and  replacing  it  with  the  following paragraphs:

     Under certain  circumstances,  the  Distributor  will pay the full Class B,
     Class C or Class N  asset-based  sales  charge and the  service  fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales  concession and the advance of the first year's service  fee at the  time of  purchase,  if there  is a  special  agreement between  the  dealer  and the  Distributor.  In  those  circumstances,  the
     contingent   deferred  sales  charge  will  not  be  paid  to  the  dealer.
     Furthermore,  the  Distributor  pays a sales  concession  of  0.25%  of the purchase  price of Class N shares to dealers from its own  resources at the
     time  of  sale,   except  for  Class  N  shares   purchased   through   the
     OppenheimerFunds  Recordkeeper Pro program,  for which the Distributor does not pay a sales concession.

     For Class C shares purchased through the OppenheimerFunds  Recordkeeper Pro program,  the Distributor will pay the Class C asset-based  sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The
     Distributor  will use the service  fee it  receives  from the Fund on those shares to reimburse FASCorp for providing  personal services to the Class C accounts holding those shares.

     In addition,  the Manager and the Distributor may make substantial payments to dealers or other  financial  intermediaries  and service  providers  for distribution  and/or  shareholder  servicing  activities,  out of their own resources,  including  the  profits  from the  advisory  fees  the  Manager receives from the Fund. Some of these distribution-related  payments may be made to dealers or financial  intermediaries for marketing,  promotional or related  expenses;  these  payments  are  often  referred  to  as  "revenue sharing."  In some  circumstances,  those types of  payments  may create an incentive for a dealer or financial  intermediary or its representatives to recommend  or offer  shares of the Fund or other  Oppenheimer  funds to its customers.  You should ask your dealer or financial  intermediary  for more details about any such payments it receives.

     14. The section of the Prospectuses for AMT-Free  Municipals,  AMT-Free New
     York  Municipals,  California  Municipal  Fund,  International  Value Fund,
     Limited  Term  California  Municipal  Fund,  Limited Term  Municipal  Fund,
     Limited  Term  New  York  Municipal   Fund,  New  Jersey   Municipal  Fund,
     Pennsylvania Municipal Fund, Rochester Fund Municipals,  Rochester National
     Municipals and Senior Floating Rate Fund entitled "Distribution and Service
     (12b-1)  Plans -  Distribution  and  Service  Plans for Class B and Class C
     Shares."  is amended by adding  (for the  Senior  Floating  Rate Fund only, please delete the last paragraph then add) the following  paragraphs at the end of the section:

     Under certain  circumstances,  the Distributor will pay the full Class B or
     Class  C  asset-based  sales  charge  and  the  service  fee to the  dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase,  if there is a special  agreement  between the dealer and the Distributor. In those circumstances, the contingent deferred sales charge will not be paid to the dealer.

     In addition,  the Manager and the Distributor may make substantial payments to dealers or other  financial  intermediaries  and service  providers  for distribution  and/or  shareholder  servicing  activities,  out of their own resources,  including  the  profits  from the  advisory  fees  the  Manager receives from the Fund. Some of these distribution-related  payments may be made to dealers or financial  intermediaries for marketing,  promotional or related  expenses;  these  payments  are  often  referred  to  as  "revenue sharing."  In some  circumstances,  those types of  payments  may create an incentive for a dealer or financial  intermediary or its representatives to recommend  or offer  shares of the Fund or other  Oppenheimer  funds to its customers.  You should ask your dealer or financial  intermediary  for more details about any such payments it receives.

     15.  The  section  of each  Prospectus,  with the  exception  of  Principal
     Protected  Main Street Fund,  Principal  Protected  Main Street Fund II and
     Senior  Floating Rate Fund,  entitled  "How to Exchange  Shares - Are There
     Limitations on Exchanges?" is amended as follows:

     The first bullet point is amended to read as follows:

     o Shares are  redeemed  from one fund and are normally  purchased  from the other fund in the same  transaction  on the same  regular  business  day on which the  Transfer  Agent or its agent (such as a  financial  intermediary holding the investor's  shares in an omnibus account)  receives an exchange request that conforms to the policies  described above. It must be received by the close of The New York Stock  Exchange  that day,  which is  normally
     4:00 P.M. but may be earlier on some days. The Transfer Agent may delay the reinvestment  of the proceeds of an exchange up to five business days if it determines in its discretion that an earlier  transmittal of the redemption proceeds to the receiving  fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.

         The second bullet point is amended to read as follows:

     o The interests of the Fund's shareholders and the Fund's ability to manage its  investments  may be adversely  affected when its shares are repeatedly exchanged over the short term. When large dollar amounts are involved,  the
     Fund's  implementation  of its  investment  strategies  may  be  negatively affected  or the Fund  might  have to raise or  retain  more  cash than the portfolio manager would normally retain, to meet unanticipated redemptions.
     Frequent  exchange  activity  also may  force  the  Fund to sell  portfolio securities at disadvantageous  times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's  performance.  When the Transfer Agent in its discretion  believes frequent trading activity by any person,  group or account would have a disruptive  effect on the Fund's ability  to manage its  investments,  the Fund and the  Transfer  Agent may reject  purchase  orders  and/or  exchanges  into the Fund.  The history of exchange  activity in all accounts  known by the Transfer Agent to be under common  ownership or control  within the  Oppenheimer  funds complex may be considered by the Transfer  Agent,  with respect to the review of exchanges involving  this Fund as part of the Transfer  Agent's  procedures to detect and deter  excessive  exchange  activity.  The  Transfer  Agent may  permit exchanges  that  it  believes  in the  exercise  of its  judgment  are  not disruptive.  The  Transfer  Agent  might  not be  able to  detect  frequent exchange  activity  conducted  by the  underlying  owners of shares held in omnibus  accounts,  and therefore might not be able to effectively  prevent frequent  exchange  activity in those accounts.  There is no guarantee that the Transfer Agent's controls and procedures will be successful to identify investors  who engage in  excessive  trading  activity  or to curtail  that activity.

     As stated above,  the Fund permits dealers or financial  intermediaries  to submit exchange  requests on behalf of their customers (unless the customer has revoked  that  authority).  The  Manager,  the  Distributor  and/or the
     Transfer Agent have agreements with a limited number of broker-dealers  and investment  advisers  permitting  them to submit exchange orders in bulk on behalf of their  clients,  provided that those  broker-dealers  or advisers agree to restrictions on their exchange  activity (which are more stringent than the restrictions that apply to other shareholders). Those restrictions include  limitations on the funds available for exchanges,  the requirement to give advance  notice of exchanges to the Transfer  Agent,  and limits on the amount of client assets that may be invested in a particular  fund. The
     Fund and its Transfer  Agent may restrict or refuse bulk exchange  requests submitted  by a  financial  intermediary  on  behalf  of a large  number of accounts  (including  pursuant to the arrangements  described above) if, in the Transfer Agent's judgment exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.

     16. For the Senior  Floating  Rate Fund the second  bullet  point under the section  entitled  "How to  Exchange  Shares  - Are  There  Limitations  on
     Exchanges?" is deleted in its entirety and replaced with the following:

     o The interests of the Fund's shareholders and the Fund's ability to manage its  investments  may be adversely  affected when its shares are repeatedly exchanged over the short term. When large dollar amounts are involved,  the
     Fund's  implementation  of its  investment  strategies  may  be  negatively affected  or the Fund  might  have to raise or  retain  more  cash than the portfolio manager would normally retain, to meet unanticipated redemptions.
     Frequent  exchange  activity  also may  force  the  Fund to sell  portfolio securities at disadvantageous  times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's  performance.  When the Transfer Agent in its discretion  believes frequent trading activity by any person,  group or account would have a disruptive  effect on the Fund's ability  to manage its  investments,  the Fund and the  Transfer  Agent may reject  purchase  orders  and/or  exchanges  into the Fund.  The history of exchange  activity in all accounts  known by the Transfer Agent to be under common  ownership or control  within the  Oppenheimer  funds complex may be considered by the Transfer  Agent,  with respect to the review of exchanges involving  this Fund as part of the Transfer  Agent's  procedures to detect and deter  excessive  exchange  activity.  The  Transfer  Agent may  permit exchanges  that  it  believes  in the  exercise  of its  judgment  are  not disruptive.  The  Transfer  Agent  might  not be  able to  detect  frequent exchange  activity  conducted  by the  underlying  owners of shares held in omnibus  accounts,  and therefore might not be able to effectively  prevent frequent  exchange  activity in those accounts.  There is no guarantee that the Transfer Agent's controls and procedures will be successful to identify investors  who engage in  excessive  trading  activity  or to curtail  that activity.

     As stated above,  the Fund permits dealers or financial  intermediaries  to submit exchange  requests on behalf of their customers (unless the customer has revoked  that  authority).  The  Manager,  the  Distributor  and/or the
     Transfer Agent have agreements with a limited number of broker-dealers  and investment  advisers  permitting  them to submit exchange orders in bulk on behalf of their  clients,  provided that those  broker-dealers  or advisers agree to restrictions on their exchange  activity (which are more stringent than the restrictions that apply to other shareholders). Those restrictions include  limitations on the funds available for exchanges,  the requirement to give advance  notice of exchanges to the Transfer  Agent,  and limits on the amount of client assets that may be invested in a particular  fund. The
     Fund and its Transfer  Agent may restrict or refuse bulk exchange  requests submitted  by a  financial  intermediary  on  behalf  of a large  number of accounts  (including  pursuant to the arrangements  described above) if, in the Transfer Agent's judgment exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.

     17. The section entitled "How to Exchange Shares - Are There Limitations On
     Exchanges?" for the Bond Fund,  Limited Term  Government  Fund, Main Street
     Fund, Inc.,  Strategic Income Fund and U.S.  Government Trust is amended by adding the following "bullet point":

     o Frequent purchases and redemptions of the Fund's shares by funds of funds that  invest in the Fund and  periodically  re-adjust  the  amount of their investment  pursuant to asset  reallocation  programs  (described  in their prospectuses) may also increase the Fund's portfolio turnover and resulting transaction costs. The Board of  Directors/Trustees  of the Fund considered the possible  effects of those  transactions  when it permitted these asset reallocation  arrangements.  Please refer to "How To Buy Shares - Investing
     Through Funds of Funds" for more information.

     18. The section of the  Prospectuses  for Champion Income Fund,  Developing
     Markets Fund,  Discovery Fund, Emerging Growth Fund, Emerging  Technologies
     Fund, Global Fund, Global Opportunities Fund, Gold & Special Minerals Fund,
     High Yield Fund,  International  Growth Fund,  International  Small Company
     Fund, Quest  International  Value Fund, Real Asset Fund and Small Cap Value
     Fund  entitled  "How to Sell  Shares" is amended by deleting the second and third paragraphs and replacing them with the following:

     Redemption  Fee.  The Fund imposes a 2%  redemption  fee on the proceeds of
     Fund shares that are  redeemed  within 30 days of their  purchase.  The fee applies  in the case of  shares  redeemed  in  exchange  transactions.  The redemption  fee is collected by the Transfer Agent and paid to the Fund. It is intended to help offset the trading,  market impact,  and administrative costs  associated with short-term money movements into and out of the Fund, and to help deter excessive  short term trading.  The fee is imposed to the extent  that Fund  shares  redeemed  exceed Fund shares that have been held more than 30 days.  For shares of the Fund that were  acquired by exchange, the holding  period is measured  from the date the shares were  acquired in the exchange transaction. Shares held the longest will be redeemed first.

     The redemption fee is not imposed on shares:

     o  held  in  omnibus  accounts  of  a  financial  intermediary,  such  as a broker-dealer  or a  retirement  plan  fiduciary  (however,  shares held in retirement  plans that are not in omnibus  accounts,  Oppenheimer-sponsored retirement plans such as IRAs, and 403(b)(7) plans are subject to the fee), if those  institutions have not implemented the system changes necessary to be capable of processing the redemption fee;

     o held by  investors  in  certain  asset  allocation  programs  that  offer automatic  re-balancing or wrap-fee or similar fee-based  programs and that have been identified to the Distributor and the Transfer Agent;

     o  redeemed  for  rebalancing   transactions  under  the   OppenheimerFunds
     Portfolio Builder program;

     o redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;

     o redeemed due to the death or disability of the shareholder;

     o redeemed as part of an automatic  dividend exchange election  established in advance of the exchange;

     o redeemed to pay fees  assessed by the Fund or the Transfer  Agent against the account;

     o  redeemed  from  accounts  for which  the  dealer,  broker  or  financial institution  of record has entered into an agreement  with the  Distributor that permits such redemptions without the imposition of these fees, such as asset allocation programs;

     o redeemed for  conversion  of Class B shares to Class A shares or pursuant to fund mergers; and

     o involuntary redemptions resulting from failure to meet account minimums.

     19. The section of each Prospectus entitled  "Shareholder Account Rules and
     Policies - A $12 annual  fee" is amended  by  deleting  the  section in its entirety and replacing it with the following:

     A $12 annual "Minimum  Balance Fee" is assessed on each Fund account with a value of less  than  $500.  The fee is  automatically  deducted  from  each applicable  Fund account  annually on or about the second to last  "regular business  day" of September.  See the  Statement of Additional  Information
     (shareholders may visit the OppenheimerFunds  website) to learn how you can avoid  this  fee and for  circumstances  under  which  this fee will not be assessed.

July 6, 2004                                   PS0000.011

Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

          This supplement amends the Statement of Additional Information ("SAI")
     of each of the above referenced Funds as described below and is in addition to any existing supplements of the Funds.

     1. The second  paragraph  for each SAI,  except for Cash Reserves and Money
     Market  Fund,  Inc.,  under  "Brokerage  Policies  of the Fund -  Brokerage
     Provisions of the Investment Advisory Agreement" is deleted and replaced by the following paragraphs:

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than  affiliates) that provide  brokerage  and/or research  services to the
     Fund and/or the other  accounts  over which the  Manager or its  affiliates have investment  discretion.  The concessions  paid to those brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  concession  is fair and  reasonable in relation to the services provided.

     Subject to those  considerations,  as a factor in selecting brokers for the
     Fund's  portfolio  transactions,  the  investment  advisory  agreement also permits  the  Manager  to  consider  sales of  shares of the Fund and other investment  companies  for  which the  Manager  or an  affiliate  serves as
     investment   adviser.   Notwithstanding   that  authority,   and  with  the
     concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other  investment  companies  for which the
     Manager  or an  affiliate  serves  as  investment  adviser  as a factor  in selecting  brokers  for the Fund's  portfolio  transactions.  However,  the
     Manager may continue to effect portfolio  transactions  through brokers who sell shares of the Fund.

     2. The paragraph under  "Distribution  and Service Plans - Distribution and
     Service Plans", with the exception of Money Market Fund, beginning with the following  sentence  "Under the plans,  the Manager and the Distributor may make payments to affiliates and in their sole  discretion,...."  is deleted in its entirety and replaced with the following paragraphs:

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates. In their sole discretion,  they may also from time to time make substantial  payments from their own  resources,  which include the profits the Manager  derives from the advisory  fees it receives  from the Fund, to
     compensate   brokers,    dealers,    financial   institutions   and   other
     intermediaries for providing distribution  assistance and/or administrative services  or that  otherwise  promote  sales of the  Fund's  shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's  inclusion on a financial  intermediary's  preferred  list of funds offered to its clients.

     Financial  intermediaries,  brokers and dealers may receive other  payments from the  Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray  expenses  incurred in  connection  with  educational  seminars  and meetings.  The  Manager  or  Distributor  may share  expenses  incurred  by financial  intermediaries in conducting  training and educational  meetings about  aspects  of the  Fund for  employees  of the  intermediaries  or for hosting  client  seminars or meetings  at which the Fund is  discussed.  In their sole  discretion,  the Manager and/or the Distributor may increase or decrease  the amount of  payments  they make from their own  resources  for these purposes.

     3. The fifth  paragraph  under  "Distribution  and Service Plans - Class B,
     Class C and Class N Service and Distribution  Plans" or under "Distribution and  Service  Plans  - Class  B,  Class C (add  "Class  M" for  Convertible
     Securities  Fund only) and Class N Service and  Distribution  Plan Fees" in each SAI, for the Capital Preservation Fund,  Convertible  Securities Fund,
     Developing Markets Fund, High Yield Fund, International Small Company Fund,
     Main Street  Opportunity  Fund, Main Street Small Cap Fund,  Quest Balanced
     Fund, Quest  Opportunity  Value Fund,  Small Cap Fund, Quest  International
     Value Fund and Select Value Fund is deleted and  replaced by the  following paragraph:

     Class B,  Class C or Class N shares  may not be  purchased  by an  investor directly  from the  Distributor  without the investor  designating  another
     broker-dealer   of  record.   If  the   investor   no  longer  has  another
     broker-dealer  of  record  for an  existing  account,  the  Distributor  is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor  retains the asset-based  sales charge paid on Class
     B, Class C and Class N shares,  but does not retain any service  fees as to the assets represented by that account.

     4. The second  paragraph under  "Distribution  and Service Plans - Class B,
     Class C and Class N Service and Distribution  Plans" or under "Distribution and Service  Plans - Class B, Class C and Class N Service and  Distribution
     Plan Fees" for the Balanced Fund,  Bond Fund,  Capital  Appreciation  Fund,
     Capital Income Fund,  Champion  Income Fund,  Discovery  Fund,  Disciplined
     Allocation  Fund,  Emerging  Growth  Fund,   Emerging   Technologies  Fund,
     Enterprise Fund, Equity Fund, Inc.,  Global Fund, Global  Opportunity Fund,
     Gold &  Special  Minerals  Fund,  Growth  Fund,  International  Bond  Fund,
     International   Growth  Fund,   International   Value  Fund,  Limited  Term
     Government  Fund, Main Street Fund,  MidCap Fund, Quest Capital Value Fund,
     Inc., Quest Value Fund, Inc., Real Asset Fund, Real Estate Fund,  Strategic
     Income Fund,  Total Return Bond Fund, U.S.  Government Trust and Value Fund
     is  amended  by  deleting  the  last  sentence  and  replacing  it with the following:

     Class B,  Class C or Class N shares  may not be  purchased  by an  investor directly  from the  Distributor  without the investor  designating  another
     broker-dealer   of  record.   If  the   investor   no  longer  has  another
     broker-dealer  of  record  for an  existing  account,  the  Distributor  is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor  retains the asset-based  sales charge paid on Class
     B, Class C and Class N shares,  but does not retain any service  fees as to the assets represented by that account.

     5. The fifth paragraph under  "Distribution and Service Plans - Class B and
     Class C Service and Distribution  Plans" or under "Distribution and Service
     Plans - Class B and Class C Service  and  Distribution  Plan  Fees" for the
     AMT-Free  Municipals,  AMT-Free New York Municipals,  California  Municipal
     Fund,  Cash  Reserves,  International  Large-Cap  Core Fund,  Limited  Term
     Municipal  Fund, New Jersey  Municipal Fund,  Pennsylvania  Municipal Fund,
     Rochester National  Municipals and Senior Floating Rate Fund is deleted and replaced by the following paragraph:

     Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor  designating another  broker-dealer of record.  If the investor no longer has another  broker-dealer of record for an existing  account,  the Distributor is  automatically  designated as the broker-dealer  of  record,  but  solely  for the  purpose  of acting as the investor's  agent to purchase the shares.  In those cases,  the Distributor retains the  asset-based  sales  charge paid on Class B and Class C shares, but does not retain any service fees as to the assets  represented  by that account.

     6. The second  paragraph under  "Distribution  and Service Plans - Class B, and Class C Service  and  Distribution  Plans" or under  "Distribution  and
     Service Plans - Class B and Class C Service and Distribution Plan Fees" for
     the Limited Term California Municipal Fund, Limited Term New York Municipal
     Fund and Rochester Fund Municipals is amended by deleting the last sentence and replacing it with the following:

     Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor  designating another  broker-dealer of record.  If the investor no longer has another  broker-dealer of record for an existing  account,  the Distributor is  automatically  designated as the broker-dealer  of  record,  but  solely  for the  purpose  of acting as the investor's  agent to purchase the shares.  In those cases,  the Distributor retains the  asset-based  sales  charge paid on Class B and Class C shares, but does not retain any service fees as to the assets  represented  by that account.

     7. The following paragraph is added before the section titled "AccountLink"
     under "How to Buy Shares",  except for the Principal  Protected Main Street
     Fund and Principal Protected Main Street Fund II:

     When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be  recorded  as a book entry on the  records of the Fund.
     The Fund will not issue or re-register physical share certificates.

     8. The first  paragraph  under  "About  Your  Account - How to Buy Shares -
     Retirement  Plans," with the  exception of the  following  funds:  AMT-Free
     Municipals,  AMT-Free New York Municipals,  California Municipal Fund, Cash
     Reserves,  Limited Term California  Municipal Fund,  Limited Term Municipal
     Fund,  Limited Term New York Municipal Fund,  Money Market Fund,  Inc., New
     Jersey Municipal Fund,  Pennsylvania  Municipal Fund,  Principal  Protected
     Main Street Fund,  Principal  Protected Main Street Fund II, Rochester Fund
     Municipals, Rochester National Municipals and Senior Floating Rate Fund, is
     deleted and replaced with the following:

     Retirement  Plans.  Certain  types of  retirement  plans  are  entitled  to purchase  shares of the Fund  without  sales  charges or at  reduced  sales charge rates,  as described in an Appendix to this  Statement of Additional
     Information.  Certain special sales charge  arrangements  described in that
     Appendix apply to retirement  plans whose records are maintained on a daily valuation  basis by Merrill  Lynch Pierce  Fenner & Smith,  Inc.  ("Merrill
     Lynch") or an  independent  record  keeper  that has a contract  or special arrangement  with Merrill Lynch. If on the date the plan sponsor signed the
     Merrill Lynch record  keeping  service  agreement the plan has less than $1 million in assets  invested in  applicable  investments  (other than assets invested in money market funds), then the retirement plan may purchase only
     Class C shares of the  Oppenheimer  funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has $1 million or more in assets but less than $5  million in assets  invested  in applicable  investments (other than assets invested in money market funds), then  the  retirement  plan  may  purchase  only  Class  N  shares  of  the
     Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service  agreement the plan has $5 million or more in assets invested in  applicable  investments  (other than assets  invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

     9. The last  paragraph  under  "About  Your  Account - How to Buy  Shares -
     Classes of Shares" with the exception of Cash Reserves,  Money Market Fund,
     Inc., Principal Protected Main Street Fund, Principal Protected Main Street
     Fund II and Senior  Floating  Rate Fund,  is deleted  and  replaced  by the following paragraph:

     The Distributor will not accept an order in an amount greater than $250,000 to  purchase  Class B shares or more than $1  million to  purchase  Class C shares on behalf of a single  investor (not including  dealer "street name"
     or omnibus  accounts).  Effective July 15, 2004, the  Distributor  will not accept an order in an amount  greater  than  $100,000 to  purchase  Class B shares on behalf of a single  investor (not including  dealer "street name"
     or omnibus accounts).

     10. For Cash Reserves the last paragraph under "How to Buy Shares - Classes of Shares - Alternative Sales  Arrangements" is deleted and replaced by the following paragraph:

     The Distributor will not accept an order in an amount greater than $250,000 to  purchase  Class B shares or more than $1  million to  purchase  Class C shares on behalf of a single  investor (not including  dealer "street name"
     or omnibus  accounts).  Effective July 15, 2004, the  Distributor  will not accept an order in an amount  greater  than  $100,000 to  purchase  Class B shares on behalf of a single  investor (not including  dealer "street name"
     or omnibus accounts).

     11. For the Senior  Floating  Rate Fund,  the  section  titled  "About Your
     Account - Classes of Shares" is deleted in its entirety  and replaced  with the following paragraphs:

     Classes of Shares. The Fund's multiple class structure is available because the Fund has  obtained  from the  Securities  and  Exchange  Commission  an exemptive order (discussed in "Distribution  Plans") permitting it to offer more than one class of shares. The availability of the Fund's share classes is  contingent  upon the  continued  availability  of the relief under that order.

     Each  class  of  shares  of the Fund  represents  an  interest  in the same portfolio of  investments  of the Fund.  However,  each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares  and the  dividends  payable on Class B or Class C shares will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based sales charges to which Class B and Class C shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose the method of  purchasing  shares that is more  appropriate  for the investor. That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.
     Class A shares normally are sold subject to an initial sales charge.  While
     Class B and Class C shares have no initial sales charge, the purpose of the early withdrawal charge and asset-based sales charge on Class B and Class C shares is the same as that of the  initial  sales  charge on Class A shares
     -to  compensate  the  Distributor   and  brokers,   dealers  and  financial
     institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation  from his or her firm for  selling  Fund  shares  may receive  different  levels of compensation  for selling one class of shares rather than another.

     The Distributor will not accept an order in an amount greater than $250,000 to  purchase  Class B shares or more than $1  million to  purchase  Class C shares on behalf of a single  investor (not including  dealer "street name"
     or omnibus  accounts).  Effective July 15, 2004, the  Distributor  will not accept an order in an amount  greater  than  $100,000 to  purchase  Class B shares on behalf of a single  investor (not including  dealer "street name"
     or omnibus accounts)

     12. The entire  section  under  "About  Your  Account - How to Buy Shares -
     Account  Fees" with the exception of the  Principal  Protected  Main Street
     Fund and  Principal  Protected  Main  Street  Fund II,  is  deleted  in its entirety and replaced with the following:

     Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum
     Balance Fee" is assessed on each Fund account with a share  balance  valued under $500.  The Low Balance Fee is  automatically  deducted from each such
     Fund account on or about the second to last business day of September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion,  not to assess the Fund  Account  Fees.  These  exceptions  are subject to change:

     o A fund account whose shares were  acquired  after  September  30th of the prior year;

     o A fund  account  that  has a  balance  below  $500  due to the  automatic conversion  of shares  from  Class B to Class A shares.  However,  once all
     Class B shares held in the account  have been  converted  to Class A shares the new account balance may become subject to the Minimum Balance Fee;

     o Accounts of  shareholders  who elect to access  their  account  documents electronically via eDoc Direct;

     o A fund account that has only certificated shares and, has a balance below
     $500 and is being escheated;

     o Accounts of shareholders that are held by  broker-dealers  under the NSCC
     Fund/SERV system;

     o Accounts held under the Oppenheimer Legacy Program and/or holding certain
     Oppenheimer Variable Account Funds;

     o Omnibus  accounts  holding  shares  pursuant to the  Pinnacle,  Ascender,
     Custom  Plus,   Recordkeeper  Pro  and  Pension  Alliance  Retirement  Plan
     programs; and

     o A fund  account  that falls below the $500  minimum  solely due to market fluctuations  within  the  12-month  period  preceding  the date the fee is deducted.

     To access account documents  electronically via eDocs Direct,  please visit the  Service  Center on our  website  at  www.oppenheimerfunds.com  or call
     1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

13.       The Appendix to each SAI, with the exception of Money Market Fund, Inc., titled
"OppenheimerFunds Special Sales Charge Arrangements and Waivers" is amended by deleting the third bullet point under "Waivers of Class A Sales Charges of Oppenheimer Funds - Waivers of Initial
and Contingent Deferred Sales Charges in Certain Transactions."

     14. The  Appendix to each SAI,  with the  exception  of Money  Market Fund,
     Inc.,  titled  "OppenheimerFunds  Special  Sales  Charge  Arrangements  and
     Waivers" is amended by deleting the seventh  bullet point under the section
     "Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
     - Waivers  for  Redemptions  in Certain  Cases" and  replacing  it with the following bullet point:

     o  Redemptions  of Class C shares of an  Oppenheimer  fund in amounts of $1 million or more  requested  in writing by a  Retirement  Plan  sponsor  and submitted more than 12 months after the Retirement Plan's first purchase of
     Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

July 6, 2004                                                    PX0000.012